Employee benefit - Disclosure of net defined benefit liability (asset) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,441	€ 2,550
Service cost	166	312
Payments (benefits and contributions paid by the employer)	(22)	(27)
Actuarial (gain) / loss	(116)	(394)
Net defined benefit liability (asset) at end of period	€ 2,470	€ 2,441